07072714

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CERTNA S   1-33617

RECD S.E.C.
JUL 2 4 2007
1086

By Facsimile and First Class Mail

July 24, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUL 2 5 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on July 24, 2007, The Nasdaq Stock Market (the "Exchange") received from Progen Pharmaceuticals Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase Ordinary Shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END